Share capital	6 Months Ended
Jun. 30, 2026
Equity [abstract]
Share capital

18.	Share capital

	Number of issued shares	Share capital RMB’million	Additional paid-in capital RMB’million	Shares held for share award schemes RMB’million	Treasury Shares RMB’million
Balance at January 1, 2025
(US$0.000083 par value; 4,800,000,000 shares authorized)	3,097,809,008	2	29,035	(520)	(550)

Employee share award schemes
-Exercise of share options/ RSUs (note i)	—	—	428	—	73
-Shares held for share award schemes (note ii)	—	—	—	(25)	—
Repurchase of ordinary shares (note iii)	—	—	—	—	(462)
Shares allotted and issued for share award scheme	50,000,000	—	—	—	—
Shares cancellation	(5)	—	—	—	—

Balance at June 30, 2025	3,147,809,003	2	29,463	(545)	(939)

Balance at January 1, 2026
(US$0.000083 par value; 4,800,000,000 shares authorized)	3,147,809,000	2	29,919	(801)	(664)

Employee share award schemes
-Exercise of share options/ RSUs (note i)	—	—	120	—	—
-Shares held for share award schemes (note ii)	—	—	—	(69)	—
Repurchase of ordinary shares (note iii)	—	—	—	—	(2,725)
Acquisition of Ximalaya	153,795,303	—	4,894	—	—

Balance at June 30, 2026	3,301,604,303	2	34,933	(870)	(3,389)

As at December 31, 2025 and June 30, 2026, analysis of the Company’s issued shares is as follows:

	As at December 31, 2025		As at June 30, 2026
	Number of issued shares	Share capital RMB’million	Number of issued shares	Share capital RMB’million
Class A ordinary shares	1,482,859,752	1	1,636,655,055	1
Class B ordinary shares	1,664,949,248	1	1,664,949,248	1

	3,147,809,000	2	3,301,604,303	2

*	All issued shares were fully paid as at December 31, 2025 and June 30, 2026.

(i)
During the six months ended June 30, 2025 and 2026, the Company transferred 2,091,258, and nil Class A ordinary shares from the Treasury shares to the grantees for the exercise of share options/RSUs, respectively.

(ii)
During the six months ended June 30, 2025 and 2026, the Share Scheme Trust purchased and withheld 532,134 and 2,024,652 Class A ordinary shares of the Company for an amount of approximately RMB25 million and RMB69 million which had been deducted from the equity.

As at December 31, 2025 and June 30, 2026, the Share Scheme Trust held 48,550,176 and 42,074,118 Class A ordinary shares, respectively. These shares include those designated for the purpose of granting awarded shares to the participants under the Share Award Schemes, as well as shares that have been purchased and withheld by the Share Scheme Trust.

(iii)	Repurchase of shares
In March 2023, the board of directors of the Company authorized a new share repurchase program, under which the Company may repurchase up to USD500 million of its Class A ordinary shares in the form of ADSs during a 24-month period commencing from March 20, 2023 (the “2023 Share Repurchase Program”). During the six months ended June 30, 2025, the Company repurchased 5,943,751 ADSs from the open market, at an aggregate consideration of approximately US$64 million (equivalents to approximately RMB462 million) in cash, under the 2023 Share Repurchase Program.
On March 17, 2025, board of directors of the Company authorized the 2025 Share Repurchase Program under which the Company may repurchase up to US$1 billion of our Class A ordinary shares, including in the form of ADSs, during a two-year
period commencing on March 21, 2025. During the six months ended June 30, 2026, the Company repurchased 43,479,650 ADSs from the open market, at an aggregate consideration of approximately US$400 million (equivalents to approximately RMB 2,725 million) in cash, under the 2025 Share Repurchase Program.
The Company accounts for the repurchased ordinary shares as treasury stock under the cost method and records it as a component of the shareholders’ equity.